INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shuntong [Member] CNY	Dec. 31, 2012 Yuchen [Member] CNY	Dec. 31, 2012 Ruitai [Member] CNY	Dec. 31, 2012 Dealership agreements [Member] USD ($)	Dec. 31, 2012 Dealership agreements [Member] CNY	Dec. 31, 2011 Dealership agreements [Member] CNY	Dec. 31, 2012 Customer relationships [Member] USD ($)	Dec. 31, 2012 Customer relationships [Member] CNY	Dec. 31, 2011 Customer relationships [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets											$ 5,008	31,200	31,200
Less: accumulated amortization/impairment											(657)	(4,092)	(1,533)
Finite-live intangible assets, net											4,351	27,108	29,667
Estimated useful lives, in years	10 years	10 years									10 years	10 years
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								16,918	105,400	105,400
Less: impairment								(4,246)	(26,450)
Indefinite-lived intangible assets, net								12,672	78,950	105,400
Loss from impairment of intangible assets	4,246	26,450			10,700	8,700	7,050	4,246	26,450
Intangible assets, net	17,023	106,058	135,067
Amortization expenses during the period	$ 411	2,559	1,533